Related party disclosures - Trade Receivables Due from Related Parties, Current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 28,706	$ 10,265	$ 43,253	$ 2,346
Ajay Europe SARL
Related Party Disclosures [Line Items]
Current receivables due from related parties	13,213		8,932
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Current receivables due from related parties	7,232		4,393
Soc. de Inversiones Pampa Calichera
Related Party Disclosures [Line Items]
Current receivables due from related parties	4		5
SQM Vitas Perú S.A.C.
Related Party Disclosures [Line Items]
Current receivables due from related parties	0		27,115
SQM Vitas Fzco.
Related Party Disclosures [Line Items]
Current receivables due from related parties	0		232
Pavoni And C. SpA
Related Party Disclosures [Line Items]
Current receivables due from related parties	1,511		2,576
Azure Minerals
Related Party Disclosures [Line Items]
Current receivables due from related parties	4,713		0
Covalent Lithium Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 2,033	$ 4,438	$ 0	$ 2,346